Non-controlling Interests	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Non-controlling Interests
33.
Non-controlling
Interests

The total
non-controlling
interest at 31 December 2019 is
€
540 million (2018:
€
525 million) of which
€
414 million (2018:
€
384 million) relates to Republic Cement & Building Materials (RCBM), Inc. and Republic Cement Land & Resources (RCLR), Inc. The
non-controlling
interests in respect of the Group’s other subsidiaries are not considered to be material.

Name	Principal activity	Country of incorporation	Economic ownership interest held by non-controlling interest

Republic Cement & Building Materials, Inc.	Manufacture, development and	Philippines	45%
and Republic Cement Land & Resources Inc.	sale of cement and building materials

The following is summarised financial information for RCBM and RCLR prepared in accordance with IFRS 12
Disclosure of Interests in Other Entities
. This information is before intragroup eliminations with other Group companies.

Summarised financial information	2019 € m	2018 € m
Profit/(loss) for the year	19	(11)

Current assets	190	153
Non-current assets	1,504	1,351
Current liabilities	(186)	(160)
Non-current liabilities	(822)	(712)
Net assets	686	632

Cash flows from operating activities	60	36

There were no dividends paid to
non-controlling
interests of the combined Philippines business during the current or the prior year.

CRH holds 40% of the equity share capital in RCBM and RCLR and has an economic interest of 55% of the combined Philippines business.
Non-controlling
interest relates to another party who holds 60% of the equity share capital in RCBM and RCLR and has an economic interest of 45% of the combined Philippines business. CRH has obtained control (as defined under IFRS 10
Consolidated Financial Statements
) by virtue of contractual arrangements which give CRH power to direct the relevant non-nationalised activities of the business, in compliance with Philippine law.